Trade and other payables - Amounts falling due after more than one year - Summary of deferred and Earnout related obligations (Detail) £ in Millions	Jun. 30, 2023 GBP (£)
Trade and other non-current payables [abstract]
At the beginning of the period	£ 160.1
At the end of the period	£ 187.9